Exhibit 99.1

World Omni Auto Receivables Trust 2025-D
Monthly Servicer Certificate
November 30, 2025

Dates Covered
Collections Period	11/01/25 - 11/30/25
Interest Accrual Period	11/17/25 - 12/14/25
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/25	876,720,306.82	35,398
Yield Supplement Overcollateralization Amount 10/31/25	60,391,435.38	0
Receivables Balance 10/31/25	937,111,742.20	35,398
Principal Payments	28,913,780.54	595
Defaulted Receivables	284,859.44	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/25	57,880,781.45	0
Pool Balance at 11/30/25	850,032,320.77	34,795

Pool Statistics	$ Amount	# of Accounts
Pool Factor	92.39%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	982,748,036.14	36,214

Delinquent Receivables:
Past Due 31-60 days	7,983,596.97	279
Past Due 61-90 days	1,846,967.48	59
Past Due 91-120 days	210,186.83	7
Past Due 121+ days	0.00	0
Total	10,040,751.28	345

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.11%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	153,681.65
Aggregate Net Losses/(Gains) - November 2025	131,177.79
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.17%
Prior Net Losses/(Gains) Ratio	0.05%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	7,650,290.89
Actual Overcollateralization	7,650,290.89
Weighted Average Contract Rate	6.19%
Weighted Average Contract Rate, Yield Adjusted	9.27%
Weighted Average Remaining Term	59.38

Flow of Funds	$ Amount
Collections	33,653,416.69
Investment Earnings on Cash Accounts	30,746.88
Servicing Fee	(780,926.45)
Transfer to Collection Account	-
Available Funds	32,903,237.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,737,436.94
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	98,649.17
(5) Noteholders' Second Priority Principal Distributable Amount	6,425,368.81
(6) Class C Interest	51,712.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,790,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,650,290.89
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,149,778.81

Total Distributions of Available Funds	32,903,237.12

Servicing Fee	780,926.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	877,060,000.00
Original Class B	27,530,000.00
Original Class C	13,790,000.00

Total Class A, B, & C
Note Balance @ 11/17/25	870,247,689.58
Principal Paid	27,865,659.70
Note Balance @ 12/15/25	842,382,029.88

Class A-1
Note Balance @ 11/17/25	141,867,689.58
Principal Paid	27,865,659.70
Note Balance @ 12/15/25	114,002,029.88
Note Factor @ 12/15/25	60.0010684%

Class A-2a
Note Balance @ 11/17/25	145,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	145,000,000.00
Note Factor @ 12/15/25	100.0000000%

Class A-2b
Note Balance @ 11/17/25	169,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	169,000,000.00
Note Factor @ 12/15/25	100.0000000%

Class A-3
Note Balance @ 11/17/25	314,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	314,000,000.00
Note Factor @ 12/15/25	100.0000000%

Class A-4
Note Balance @ 11/17/25	59,060,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	59,060,000.00
Note Factor @ 12/15/25	100.0000000%

Class B
Note Balance @ 11/17/25	27,530,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	27,530,000.00
Note Factor @ 12/15/25	100.0000000%

Class C
Note Balance @ 11/17/25	13,790,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	13,790,000.00
Note Factor @ 12/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,887,798.61
Total Principal Paid	27,865,659.70
Total Paid	30,753,458.31

Class A-1
Coupon	4.04100%
Interest Paid	445,890.15
Principal Paid	27,865,659.70
Total Paid to A-1 Holders	28,311,549.85

Class A-2a
Coupon	3.91000%
Interest Paid	472,458.33
Principal Paid	0.00
Total Paid to A-2a Holders	472,458.33

Class A-2b
SOFR Rate	4.14202%
Coupon	4.45202%
Interest Paid	585,193.30
Principal Paid	0.00
Total Paid to A-2b Holders	585,193.30

Class A-3
Coupon	3.95000%
Interest Paid	1,033,583.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,033,583.33

Class A-4
Coupon	4.07000%
Interest Paid	200,311.83
Principal Paid	0.00
Total Paid to A-4 Holders	200,311.83

Class B
Coupon	4.30000%
Interest Paid	98,649.17
Principal Paid	0.00
Total Paid to B Holders	98,649.17

Class C
Coupon	4.50000%
Interest Paid	51,712.50
Principal Paid	0.00
Total Paid to C Holders	51,712.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.1444485
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.3421892
Total Distribution Amount	33.4866377

A-1 Interest Distribution Amount	2.3467903
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	146.6613668
Total A-1 Distribution Amount	149.0081571

A-2a Interest Distribution Amount	3.2583333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.2583333

A-2b Interest Distribution Amount	3.4626822
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.4626822

A-3 Interest Distribution Amount	3.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2916667

A-4 Interest Distribution Amount	3.3916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3916666

B Interest Distribution Amount	3.5833335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.5833335

C Interest Distribution Amount	3.7500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.7500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	230.58
Noteholders' Third Priority Principal Distributable Amount	494.87
Noteholders' Principal Distributable Amount	274.55

Account Balances	$ Amount
Reserve Account
Balance as of 11/17/25	2,295,965.66
Investment Earnings	8,569.02
Investment Earnings Paid	(8,569.02)
Deposit/(Withdrawal)	-
Balance as of 12/15/25	2,295,965.66
Change	-

Required Reserve Amount	2,295,965.66